Significant Accounting Policies (Polices)	12 Months Ended
Dec. 31, 2020
Significant Accounting Policies
Intangible assets

Intangible assets

Research and development costs

In developing this novel eVTOL technology the Group is incurring significant research and development costs.

The costs for internally generated research and development are expensed when incurred. A portion of costs for internally generated development is capitalized if:

●	the product or process is technically feasible;
●	adequate resources are available to successfully complete the development;
●	the benefits from the assets are demonstrated;
●	the costs attributable to the projects are reliably measured;
●	the Group intends to produce and market or use the developed product or process and can demonstrate its market relevance.

Management recognizes an interest for an air mobility service, especially within heavily populated urban areas however, there is not yet an established market for this new industry. The self-developed eVTOL technology going into the Lilium Jet development is highly innovative and there are uncertainties related to successful completion of the development. Consequently, the Group has not yet capitalized development costs. These costs are reflected in the statement of operations in the period in which the expenditure is incurred.

Purchased intangibles

Intangible assets acquired separately are measured on initial recognition at cost. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

Useful life
Software	2 – 15 years
Purchased concessions, rights and other intangible assets	10 – 20 years

Impairment tests

Impairment tests

At the end of each reporting period, the Group assesses whether there is an indication that an asset may be impaired. If any indication exists, or when annual impairment testing for an asset is required, the Group estimates the asset’s recoverable amount. The recoverable amount is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or groups of assets. An asset’s recoverable amount is the higher of an asset’s or cash generating unit (“CGU”)’s fair value less costs of disposal and its value in use. When the carrying amount of an asset or CGU exceeds its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, recent market transactions are taken into account. If no such transactions can be identified, an appropriate valuation model is used.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are measured at cost, net of accumulated depreciation and any accumulated impairment losses. Costs of construction recognized include all attributable direct costs including material and production overheads, and, where applicable, an initial estimate of the cost of dismantling and removing the item and restoring the site on which it is located.

Borrowing costs are capitalized as part of the underlying asset under construction if there is a qualifying asset.

Subsequent expenditures on assets are capitalized only when it is probable that future economic benefits associated with the expenditure will flow to the Group. Repairs and maintenance are expensed in profit or loss in the period the costs are incurred.

If items of property, plant and equipment are sold or disposed off, the gain or loss arising from the disposal is recognized as other operating income or expense in the consolidated statement of operations and comprehensive income.

Depreciation is calculated on a straight-line basis based on the following useful lives:

Useful life
Rights to land and buildings including leasehold improvements	2 – 9 years
Technical equipment and machinery	3 – 25 years
Office and other equipment	3 – 13 years
Vehicles	5 – 11 years

Assets qualifying as low value assets with a value of €1 thousand are aggregated into groups and depreciated over a useful life of 5 years.

Leasehold improvements are amortized over the unexpired portion of the lease term, or the estimated useful life of the improvements, whichever is shorter. The residual values, useful lives and methods of depreciation of property, plant and equipment are reviewed at each financial year end and adjusted prospectively, if appropriate.

Leases

Leases

The Group’s lease obligations primarily relate to rights to buildings mainly for its office and research and development premises. As lease contracts are negotiated on an individual basis, lease terms contain a range of different terms and conditions. Lease contracts are typically entered for a period of 2-9 years and regularly include renewal and termination options, which provide operational flexibility to Lilium.

As a lessee, at the inception of a contract, the Group assesses whether the contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period in exchange for consideration.

The Group recognises right of use assets which represent a right to use the underlying leased assets and corresponding lease liabilities which represent the present value of future lease payments, excluding short-term leases (lease term of 12 months or less from commencement date and do not contain a purchase options) and leases of low value assets acquisition costs less than €5 thousand), in the consolidated statement of financial position at the date at which the leased asset is available for use.

Liabilities arising from a lease are initially measured at present value of lease payments discounted using interest rate implicit in the lease or incremental borrowing rate in case interest rate implicit in the lease is not readily determinable.

Main components of the lease payments included in the measurement of the lease liability comprise the following:

●	fixed lease payments;
●	variable lease payments that are linked to an index (consumer price index);
●	lease payments in an optional renewal period if the Group is reasonably certain to exercise an extension option.

Lease payments contain principal elements and interest. Interest is presented as part of finance costs in the consolidated statements of operations and other comprehensive income using the effective interest method. Principal and interest portion of lease payments have been presented within financing activities in the statement of cash flow. The carrying amount of lease liabilities is remeasured if there is change in the future lease payments due to change in index or rate.

Right of use assets at the lease commencement date are measured at cost less any accumulated depreciation and impairment losses and adjusted for any remeasurement of lease liabilities recognised. Cost of right of use assets includes lease liabilities, initial direct costs, prepayments made on or before the commencement date and less any lease incentives received. Right of use assets are depreciated on straight line basis from the commencement date to the earlier of the end of the useful life of the right-of-use asset and the end of the lease term. The estimated useful lives of right of use assets are determined on the same basis as those of leased property and equipment. The right of use asset is periodically assessed for impairment. The Group has presented right of use assets within “Property, plant and equipment”.

Assets related to retirement obligations for leased buildings are included in the cost of right of use assets for the respective underlying building lease.

Group does not have any contracts as a lessor on the date of statement of financial position.

Non-financial Assets

Non-financial Assets

Insurance recoveries are recognized for expected reimbursements for damaged assets. They have been measuredd based on a ratio of total tangible assets to insurance coverage. The tangible asset values were derived from replacement costs adjusted to exclude tools still available, premiums paid on materials and costs of related salaries or wages. Other non-financial assets are recognized at their nominal amounts.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents in the statement of financial position and statement of cash flows comprise cash at banks and on hand and short-term highly liquid deposits with a maturity of three months or less, that are readily convertible to a known amount of cash and subject to an insignificant risk of changes in value.

Financial Instruments

Financial Instruments

Financial instruments are contracts that give rise to a financial asset for one entity and to a financial liability or equity instrument for another entity. Purchases or sales of financial assets that require delivery of assets within a time frame established by regulation or convention in the marketplace (regular way trades) are recognised on the settlement date.

Financial assets and financial liabilities are offset and the net amount is reported in the consolidated statement of financial position if there is a currently enforceable legal right to offset the recognised amounts and there is an intention to settle on a net basis, to realise the assets and settle the liabilities simultaneously. The Company has no such assets and liabilities.

Financial assets

The Group’s financial assets include cash and cash equivalents, financial assets and other financial assets. Other financial assets consist of security deposits for leases, fixed-term deposits and promissory notes.

Financial assets are initially measured at fair value plus, in the case of a financial asset not measured at fair value through profit or loss, transaction costs. As an exception of this general rule, trade receivables are measured at their transaction price.

Financial assets are classified at initial recognition as either measured at amortized cost (“AC”), fair value through other comprehensive income (“FVOCI”), or fair value through profit or loss (“FVTPL”) depending on the contractual cash flows and the Group’s business model for managing them. For all financial assets the Group has the objective to hold financial assets in order to collect the contractual cash flows. If the contractual terms of the financial assets give rise on specified dates to cash flows that are solely payments of principal and interest on the principal outstanding amount, the Group will measure these financial assets at amortized cost under consideration of impairment (see following section). Currently all financial assets are measured at amortized cost, with the exception of the promissory notes which are required to be measured at fair value through profit or loss, because their cash flows are not solely payments of principal and interest on the principal outstanding amount. Effects resulting from impairment of financial assets that are not classified as FVTPL are presented in other expense, while changes in fair values are presented in finance income / expense.

A financial asset is derecognized (i.e., removed from the Group’s consolidated statement of financial position) when the rights to receive cash flows from the asset have expired or have been transferred in terms of fulfilling the derecognition criteria.

Impairment of financial assets — expected credit losses (“ECLs”)

All financial assets measured at amortized cost are required to be impaired at initial recognition in the amount of their expected credit loss (“ECL”). ECLs are based on the difference between the contractual cash flows due in accordance with the contract and all the cash flows that the Group expects to receive. Lilium recognizes an allowance for ECLs for cash and cash equivalents and other financial assets according to the “general approach”. This means that ECLs are recognized in three stages. For credit exposures at initial recognition, ECLs are provided for credit losses that result from default events which may be possible within the next 12-months (Stage 1: a 12-month ECL). For credit exposures for which there has been a significant increase in credit risk since initial recognition (which is deemed to have occurred if a payment is more than 30 days past due), a loss allowance is required for credit losses expected over the remaining life of the exposure, irrespective of the timing of the default (Stage 2: a lifetime ECL). The same applies if objective indications exist that a default event will occur (Stage 3: an incurred loss). In this case, any interest income is measured on the basis of the net carrying amount, while for stage 1 and 2 the basis is the gross carrying amount. Examples of objective evidence are significant financial difficulties experienced by the debtor, payment default or delays, a lowering of the credit rating, insolvency or, respectively, where measures are taken to secure a debtor’s financial situation, or if other observable data indicates that expected cash flows deriving from financial assets may be appreciably reduced.

For cash and cash equivalents as well as other financial assets, advantage is taken of the simplification available for financial instruments with a low credit risk (“low credit risk exemption”) as of the reporting date. Factors that can contribute to a low credit risk assessment are debtor-specific rating information and related outlooks. The requirement for classification with a low credit risk is regarded to be fulfilled for counterparties that have at least an investment grade rating; in this case there is no need to monitor credit risks for financial instruments with a low credit risk.

The default probabilities applied to determine the expected credit losses for cash and cash equivalents and other financial assets are based on credit default swap spreads that are quoted on markets, which take future-oriented macroeconomic data into account.

In general, Lilium defines a default event as a situation in which the debt is no longer recoverable. If the financial instrument is perceived to be unrecoverable, then the expectation is that future contractual cash flows will not occur. At this point in time, the balance is written off after giving consideration to any possible security that is available.

Impairment losses (including reversals of impairment losses on financial assets) are not presented as a separate item in accordance with IAS 1.82(ba) as they are considered immaterial. Impairment losses or income from the reversal of impairment losses on financial assets are reported net under other expenses.

Financial liabilities

The Group’s financial liabilities include trade and other payables, lease liabilities (see note 16), convertible loans (including embedded derivatives) and other financial liabilities.

Financial liabilities are classified as measured at amortized cost or fair value through profit or loss (“FVTPL”). All financial liabilities are recognized initially at fair value less, in the case of a financial liability not at fair value through profit or loss, directly attributable transaction costs.

Financial liabilities at FVTPL are measured at fair value and gains and losses are recognized in finance income / expense. Currently, the Group only accounts for separated embedded derivatives of convertible loans as a financial liability at FVTPL. All other financial liabilities are subsequently measured at amortized cost using the effective interest rate (“EIR”) method. When applying the effective interest rate method, the Group generally amortises any fees, points paid or received, transaction costs and other premiums or discounts that are included in the calculation of the effective interest rate over the expected life of the financial instrument. Gains and losses are recognized in interest expense when the liabilities are derecognized as well as through the EIR amortization process.

An embedded derivative in a hybrid contract, with a financial liability or non-financial host, is separated from the host and accounted for as a separate derivative if: the economic characteristics and risks are not closely related to the host; a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and the hybrid contract is not measured at fair value through profit or loss. The assessment whether to separate an embedded derivative is done only once at initial recognition of the hybrid contract. Reassessment only occurs if there is a change in the terms of the contract that significantly modifies the cash flows. Embedded derivatives are measured at fair value with changes in fair value recognized in profit or loss.

A financial liability is derecognized when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The resulting gain or loss is recognized in the consolidated comprehensive income statement.

Convertible Loans

IFRS requires that a convertible loan shall be bifurcated into a debt component and a conversion right if the latter is an equity instrument. The conversion right of a convertible loan is not an equity instrument, but a liability if some conversion features of the loan lead to a conversion into a variable number of shares. In this case it has to be assessed if embedded derivatives need to be separated from the host contract (see section above). If this is the case, the remaining host contract is measured at amortized cost and the separated embedded derivative is measured at fair value through profit or loss until the loan is converted into equity or becomes due for repayment.

The conversion features and other repayment options provided for in the contract are identified as a combined embedded derivative if they share the same risk exposure and are interdependent.

Income Taxes

Income Taxes

Current income taxes

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date in the countries where the Group operates and generates taxable income.

Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Deferred taxes

The Group uses the liability method of accounting for income taxes. Deferred income tax assets and liabilities represent temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and their corresponding tax basis used in the computation of taxable income. Deferred tax however is not recognized on the initial recognition of goodwill, or the initial recognition of an asset or liability (other than in a business combination) in a transaction that affects neither tax nor accounting income.

Deferred tax assets are recognized for all deductible temporary differences, carry forward of unused tax credits and any unused tax losses to the extent it is probable that taxable profit will be available against which the deductible temporary differences, the carry forward of unused tax credits and the unused tax losses can be utilized.

Deferred tax liabilities are recognized for all taxable temporary differences associated with investments in subsidiaries and associates, except where the Group is able to control the reversal of the temporary differences and it is probable that the temporary difference will not reverse in the foreseeable future.

Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the year in which the asset is realized, or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred tax liabilities and assets are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Current and deferred tax items are recognized similar to the underlying transaction either in profit or loss, other comprehensive income or directly in equity. Changes in deferred tax assets or liabilities are recognized as a component of tax expense (benefit) in the consolidated statement of operations, except where they relate to items that are recognized in other comprehensive income or directly in equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively. Where deferred tax arises from the initial accounting for a business combination, the tax effect is included in the accounting for the business combination.

Deferred tax assets and deferred tax liabilities are not discounted.

Deferred taxes are always classified as non-current.

Provisions

Provisions

Provisions are recognized when the Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

Fair Values of Assets and Liabilities

Fair Values of Assets and Liabilities

Fair value is a market-based measurement. For some assets and liabilities, observable market transactions or market information is available. For other assets and liabilities, observable market transactions or market information might not be available. When a price for an identical asset or liability is not observable, another valuation technique is used. To increase consistency and comparability in fair value measurements, there are three levels of the fair value hierarchy:

●	Level 1: contains the use of unadjusted quoted prices in active markets for identical assets or liabilities
●	Level 2: inputs are other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly
●	Level 3: inputs are based on unobservable market data

Further information about the assumptions made in measuring fair values is included in note 26.1.

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

In cases where a gain or loss arises on initial recognition of a financial asset or a financial liability because the fair value deviates from the transaction price and is neither evidenced by a quoted price in an active market for an identical asset (i.e., a Level 1 input) nor based on a valuation technique that uses only data from observable markets (i.e., a Level 2 input), this gain or loss remains unrecognized until all market inputs become observable. In case such gain or loss results from a transaction with shareholders, this amount is to be considered as capital contribution to the Group and is therefore to be recognized in equity.

Share-based Payments

Share-based Payments

Share-based payments in the form of equity-based awards granted pursuant to an Employee Stock Option Program (“ESOP”) have been issued to the Group’s employees and advisors in exchange for their service.

These payments qualify either as cash- or equity-settled transactions depending on the terms of settlement. When the ESOP provides for different ways of settlement (i.e. cash versus shares) depending on the occurrence of an exit event, the award is accounted for based on the manner of settlement which is most probable. A change in the expected manner of settlement may result in a change of classification.

For cash-settled awards a liability is recognised for the fair value. The fair value is measured initially and at each reporting date up to and including the settlement date, with changes in fair value recognized in profit or loss for the period.

An equity-settled award is measured based on the fair value determined at the grant date, or the modification date for employees and advisors who accepted the modified contract, and the number of awards expected to vest. The fair value remains unchanged after grant date.

The expenses for services received as the participant renders services are recognized over the applicable vesting period (i.e. for the first 12 months on a cliff vesting basis and for the subsequent 36 months on a graded vesting basis) with an corresponding increase of either the liability or equity, depending on the classification of the awards. The related share-based payment expense is recorded in the functional cost category to which the award recipient’s costs are classified.

Refer to note 20 for the measurement approach of the fair value of options.

Pension Benefits

Pension Benefits

The Group operates a defined benefit pension plan in Switzerland which requires contributions to be made to a separately administered fund. The cost of providing benefits under the defined benefit plan is determined using the projected unit credit method. The defined benefit obligation is recognized within non-current provisions.

Remeasurements, comprising of actuarial gains and losses, the effect of the asset ceiling, excluding amounts included in net interest on the net defined benefit liability and the return on plan assets (excluding amounts included in net interest on the net defined benefit liability), are recognised immediately in the statement of financial position with a corresponding debit or credit to retained earnings through OCI in the period in which they occur. Remeasurements are not reclassified to profit or loss in subsequent periods.

Past service costs are recognised in profit or loss on the earlier of:

●	The date of the plan amendment or curtailment, and
●	The date that the Group recognises related restructuring costs

Net interest is calculated by applying the discount rate to the net defined benefit liability or asset. The Group recognises the following changes in the net defined benefit obligation under, ‘Research and development’, ‘General and administrative’, and ‘Selling’ expenses’ in the consolidated statement of profit or loss (by function):

●	Service costs comprising current service costs, past-service costs, gains and losses on curtailments,
●	Non-routine settlements, and
●	Net interest expense or income

Non-financial Liabilities	Non-financial Liabilities Non-financial liabilities are recognized at their nominal amounts.
Revenue Recognition

Revenue Recognition

Revenues from contracts are recognized when the customer gains the ability to direct the use of and obtain substantially all the remaining benefits from the services performed. The consideration which the Group expects to receive is allocated to each of the performance obligations, using the relative stand-along selling price method.

Government Grants

Government Grants

Grants from governments are recognized at their fair value, where there is a reasonable assurance that the grant will be received, and the Group will comply with all attached conditions. Government grants relating to costs are deferred and recognized gross in other operating income over the period necessary to match them with the cost that they are intended to compensate.

New Standards and Interpretations not yet adopted by the Group

New Standards and Interpretations not yet adopted by the Group

A number of new standards and amendments to standards and interpretations are effective for annual periods beginning on or after January 1, 2021 and have not been applied in preparing these consolidated financial statements. None of these standards is expected to have a significant effect on the consolidated financial statements of the Group.